Advances for Vessels under Construction and Acquisitions	6 Months Ended
Jun. 30, 2017
Advances for Vessels under Construction and Acquisitions [Abstract]
Advances for Vessels under Construction and Acquisitions:
5. Advances for Vessels under Construction and Acquisitions:

The movement of the advances for vessels under construction and acquisitions during the six-month period ended June 30, 2017, is set forth below:
June 30,
2017
Balance, December 31, 2016	$-
Advances for vessels under construction and related costs	60,824
Balance, June 30, 2017	$60,824

On March 10, 2017, the Company acquired one VLGC under construction at HHI, pursuant to the exercise of the respective option as per the LPG Option Agreement (Note 3), for a purchase price of $83,500. During the six-month period ended June 30, 2017, the Company paid an amount of $21,850 of the total purchase price , by using part of the undrawn liquidity under the New Revolving Facility (Note 3). An amount of $6,500 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital”, under the respective “Accounting for transactions under common control”. The $61,650 balance of the purchase price for the VLGC is payable in installments until the vessel's delivery from HHI. The Company expects to take delivery of the vessel in September 2017.

On March 24, 2017, the Company concluded Memoranda of Agreement with unaffiliated third parties for the acquisition of three modern, second-hand Newcastlemax drybulk vessels, the Morandi, Bacon and Judd for a total purchase price of $89,790 two of which have long-term time charter employment. The Company took delivery of the vessels on July 5, 2017, July 6, 2017 and July 13, 2017, respectively. On March 29, 2017, the Company paid an aggregate $13,469, representing advance payments of 15%, in accordance with the related clauses of the Memoranda of Agreement.

On April 6, 2017, the Company acquired two VLGCs under construction at HHI, pursuant to the exercise of the respective options as per the LPG Option Agreement (Note 3), for a purchase price of $83,500 each. During the six-month period, the Company paid an amount of $46,700 of the total purchase price, by using part of the undrawn liquidity under the New Revolving Facility (Note 3) and cash on hand. An amount of $16,001 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital”, under the respective “Accounting for transactions under common control”. The $120,300 balance of the purchase price for the VLGCs is payable in installments until the vessels' delivery from HHI. The Company expects to take delivery of the vessels in October 2017 and December 2017, respectively.

During the six-month period ended June 30, 2017, an amount of $429, relating to capitalized expenses and $877 relating to capitalized interest, are included in the “Advances for vessels under construction and related costs”.